Cash and Cash Equivalents and Marketable Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Lease payments	$ 36,981
Payments to Acquire property, plant and equipment and intangibles assets include bidding for oil surplus of transfer of rights agreement	23,897
Capital expenditures classified as operating activities	25,373
Disposal of assets	10,413	$ 5,791	$ 3,087
Reimbursement on the Transfer of rights agreement	8,361
Capital expenditures classified as financing	$ 7,464